Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 16,646,480	R$ 9,944,586
Financial Investments	2,644,732	3,783,362
Trade receivables	2,597,838	2,867,352
Inventories	10,943,835	4,817,586
Recoverable taxes	1,655,349	1,605,494
Other current assets	484,120	367,814
Total current assets	34,972,354	23,386,194
NONCURRENT ASSETS
Financial Investments	147,671	123,409
Deferred taxes	5,072,092	3,874,946
Inventories	656,193	347,304
Recoverable taxes	965,026	938,452
Other non current assets	4,365,755	3,603,047
Total	11,206,737	8,887,158
Investments	4,011,828	3,695,780
Property, plant and equipment	21,531,134	19,716,223
Intangible assets	7,657,050	7,316,794
Total noncurrent assets	44,406,749	39,615,955
TOTAL ASSETS	79,379,103	63,002,149
CURRENT LIABILITIES
Borrowings and financing	5,486,859	4,126,453
Payroll and related taxes	328,443	282,630
Trade payables	6,446,999	4,819,539
Taxes payable	3,308,614	2,058,362
Provisions for tax, social security, labor and civil risks	66,047	81,073
Advances from customers	2,140,783	1,100,772
Proposed dividends and interest equity	1,206,870	946,133
Other payables	5,557,001	1,310,734
Total current liabilities	24,541,616	14,725,696
NONCURRENT LIABILITIES
Borrowings and financing	27,020,663	31,144,200
Deferred income taxes	503,081	618,836
Provisions for tax, social security, labor and civil risks	508,305	554,315
Pension and healthcare plan	584,288	758,426
Provision for environmental liabilities and decommissioning of assets	898,597	803,835
Other payables	1,948,164	3,145,336
Total non current liabilities	31,463,098	37,024,948
Shareholders' equity
Paid-in capital	10,240,000	6,040,000
Capital reserves	32,720	32,720
Legal reserves	1,081,222	468,291
Earnings reserves	9,948,596	5,414,323
Treasury Shares	(936,930)	(58,264)
Other comprehensive income	(50,610)	(1,983,619)
Total equity attributable to owners of the Company	20,314,998	9,913,451
Non-controlling interests	3,059,391	1,338,054
Total Shareholders' equity	23,374,389	11,251,505
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 79,379,103	R$ 63,002,149